UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $2,436,899 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDERS INC                 COM              014752109      794     3116 SH       SHARED  1                   0     3116        0
ALEXANDERS INC                 COM              014752109     1297     5089 SH       SOLE                     5089        0        0
BORDERS GROUP INC              COM              099709107     4207 10518447 SH       SOLE                 10518447        0        0
BORDERS GROUP INC              COM              099709107       32    79433 SH       SHARED  1                   0    79433        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109   175894 10824220 SH       SOLE                 10824220        0        0
E M C CORP MASS                COM              268648102   389897 37239462 SH       SOLE                 37239462        0        0
E M C CORP MASS                COM              268648102   223844 21379571 SH       SHARED  1                   0 21379571        0
GENERAL GROWTH PPTYS INC       COM              370021107     9839  7626991 SH       SHARED  1                   0  7626991        0
GENERAL GROWTH PPTYS INC       COM              370021107    16065 12453699 SH       SOLE                 12453699        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1304   100421 SH       SHARED  1                   0   100421        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1943   149579 SH       SOLE                   149579        0        0
SEARS HLDGS CORP               COM              812350106    11775   302936 SH       SOLE                   302936        0        0
TARGET CORP                    COM              87612E106   520701 15079661 SH       SOLE                 15079661        0        0
TARGET CORP                    COM              87612E106   403143 11675143 SH       SHARED  2                   0 11675143        0
TARGET CORP                    COM              87612E106    44285  1282500 SH  CALL SOLE                  1282500        0        0
TARGET CORP                    COM              87612E106    25217   730300 SH  CALL SHARED  1                   0   730300        0
VISA INC                       COM CL A         92826C839   232124  4425629 SH       SOLE                  4425629        0        0
VISA INC                       COM CL A         92826C839   142138  2709979 SH       SHARED  1                   0  2709979        0
WENDYS ARBYS GROUP INC         COM              950587105    81857 16570206 SH       SHARED  1                   0 16570206        0
WENDYS ARBYS GROUP INC         COM              950587105   150543 30474303 SH       SOLE                 30474303        0        0